Related Parties Transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FTS International, Inc. [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses	$ 93	$ 111	$ 3